Shareholder Report, Holdings (Details) - Taylor Frigon Core Growth Fund	Nov. 30, 2024
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.16%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.24%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.95%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Wix.com Ltd. (Israel)
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Procore Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Kornit Digital Ltd. (Israel)
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Carvana Co. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Impinj, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Dutch Bros. Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Glaukos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CyberArk Software Ltd. (Israel)
Holdings [Line Items]
Percent of Net Asset Value	2.88%
AudioCodes Ltd. (Israel)
Holdings [Line Items]
Percent of Net Asset Value	2.72%